Significant accounting policies - Basic and diluted earnings per ordinary share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Profits attributable to Himax Technologies, Inc. stockholders		$ 47,134	$ (13,614)	$ 8,569
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding		345,708	345,101	345,020
Basic earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 0.14	$ (0.04)	$ 0.02
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	[1]	$ 0.27	$ (0.08)	$ 0.05

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2018, 2019 and 2020 is 172,510 thousand, 172,550 thousand and 172,854 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2018, 2019 and 2020 is 172,534 thousand, 172,550 thousand and 173,383 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.